AB Municipal Bond Inflation Strategy

Portfolio of Investments

July 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 94.8%
Long-Term Municipal Bonds – 90.8%
Alabama – 4.8%
Alabama Special Care Facilities Financing Authority-Birmingham AL (Children’s Hospital of Alabama Obligated Group) Series 2015 5.00%, 06/01/2028	$3,905	$3,909,464
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	5,965	6,274,275
Black Belt Energy Gas District (Goldman Sachs Group) Series 2023-A 5.25%, 01/01/2054	1,830	1,936,373
Series 2023-D 4.771% (SOFR + 1.85%), 06/01/2049(a)	2,500	2,553,059
Black Belt Energy Gas District (Morgan Stanley) Series 2022-C 5.25%, 02/01/2053	1,015	1,064,789
Black Belt Energy Gas District (Pacific Mutual Holding) Series 2024-C 5.00%, 05/01/2055	1,100	1,159,578
Black Belt Energy Gas District (Royal Bank of Canada) Series 2021 4.00%, 06/01/2051	16,155	16,338,222
Series 2022-D 4.00%, 07/01/2052	2,555	2,581,542
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2021 4.00%, 02/01/2039	1,675	1,535,362
Southeast Alabama Gas Supply District (The) (Pacific Mutual Holding) Series 2024-A 5.00%, 08/01/2054	2,000	2,112,957
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,705	1,720,263
Southeast Energy Authority A Cooperative District (BP PLC) Series 2025-F 5.25%, 11/01/2055	2,875	3,088,497
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	1,085	1,118,380
Southeast Energy Authority A Cooperative District (Goldman Sachs Group) Series 2022-B 5.00%, 05/01/2053	1,000	1,033,710

	Principal Amount (000)	U.S. $ Value

Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2021-B 4.00%, 12/01/2051	$18,485	$18,375,759
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054	2,000	2,110,848
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group) Series 2023-A 5.25%, 01/01/2054	3,000	3,153,007

		70,066,085

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	1,335	1,339,210
Series 2018 6.50%, 09/01/2028(b)	190	197,936

		1,537,146

Arizona – 2.6%
Arizona Industrial Development Authority (Equitable School Revolving Fund Obligated Group) Series 2020 4.00%, 11/01/2030	935	951,634
5.00%, 11/01/2031	800	852,930
5.00%, 11/01/2032	650	687,425
5.00%, 11/01/2033	900	946,872
Arizona Industrial Development Authority (Kipp NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2041	500	437,010
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026(c) (d) (e)	1,000	30,600
6.75%, 07/01/2030(c) (d) (e)	1,000	30,600
Arizona Industrial Development Authority (Phoenix Children’s Hospital Obligated Group) Series 2021 4.00%, 02/01/2039	1,800	1,695,965
Arizona Industrial Development Authority (San Tan Valley AH I LLLP) Series 2024-A 5.68%, 01/01/2043(b)	1,000	916,941
Series 2024-B 5.68%, 01/01/2043(b)	215	197,070
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2052	5,000	5,085,889
Series 2024 4.00%, 06/01/2049	2,000	1,988,860

	Principal Amount (000)	U.S. $ Value

City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.542%, 07/01/2033	$4,000	$3,416,966
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor Intl Airport) Series 2018 5.00%, 07/01/2043	4,000	3,942,376
City of Tempe AZ (City of Tempe AZ COP) Series 2021 1.951%, 07/01/2031	2,400	2,080,510
Industrial Development Authority of the City of Phoenix Arizona (The) (Brooks West Rehabilitation Services I) Series 2024 5.00%, 10/31/2044	4,000	4,050,138
Maricopa County Industrial Development Authority (HonorHealth Obligated Group) Series 2024-D 5.00%, 12/01/2043	1,000	1,003,586
5.00%, 12/01/2044	1,000	998,576
Salt River Project Agricultural Improvement & Power District (Salt River Project Agricultural Improvement & Power District) Series 2023-B 5.25%, 01/01/2053	2,500	2,589,337
State of Arizona Lottery Revenue (Prerefunded - US Treasuries) Series 2019 5.00%, 07/01/2028	5,000	5,352,009
Yuma Industrial Development Authority (Yuma Regional Medical Center Obligated Group) Series 2024 5.00%, 08/01/2041	1,600	1,640,799

		38,896,093

Arkansas – 0.1%
Arkansas Development Finance Authority (Hybar LLC) Series 2024 7.375%, 07/01/2048(b)	1,000	1,076,350
City of Fayetteville AR Sales & Use Tax Revenue (City of Fayetteville AR Sales & Use Tax Revenue) Series 2022 2.875%, 11/01/2032	925	913,976

		1,990,326

California – 8.8%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	2,000	1,800,870

	Principal Amount (000)	U.S. $ Value

Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(b)	$2,500	$2,176,220
ARC70 II Trust (ARC70 II TRUST) Series 2023 5.00%, 04/01/2065(c)	5,560	5,223,852
California Community Choice Financing Authority (American General Life Insurance) Series 2023-D 5.50%, 05/01/2054	2,000	2,111,924
Series 2024 5.00%, 08/01/2055	1,000	1,057,673
California Community Choice Financing Authority (Athene Annuity & Life Co.) Series 2024 5.00%, 11/01/2055	1,000	1,037,434
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	3,090	3,224,198
California Community Choice Financing Authority (Goldman Sachs Group) Series 2023 5.25%, 11/01/2054	1,125	1,190,512
California Community Choice Financing Authority (Pacific Mutual Holding) Series 2025 5.00%, 03/01/2056	1,090	1,156,656
California Community Choice Financing Authority (Royal Bank of Canada) Series 2024 5.00%, 02/01/2055	2,315	2,463,337
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(b)	3,315	2,449,561
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(b)	985	797,648
California Housing Finance Agency (CAHFA 2021-1) Series 2021-1, Class A 3.50%, 11/20/2035	933	870,389
California Housing Finance Agency (CAHFA 2021-2) Series 2021-2, Class A 3.75%, 03/25/2035	4,735	4,697,265
Series 2021-2, Class X 0.825%, 03/25/2035(f)	2,367	95,643
California Housing Finance Agency (CAHFA 2021-3) Series 2021-3, Class A 3.25%, 08/20/2036	1,883	1,754,875

	Principal Amount (000)	U.S. $ Value

California State University (California State University) Series 2021-B 2.374%, 11/01/2035	$1,000	$796,721
Central Valley Energy Authority (Pacific Mutual Holding) Series 2025 5.00%, 12/01/2055	1,000	1,067,656
City of Los Angeles CA Wastewater System Revenue (City of Los Angeles CA Wastewater System Revenue) Series 2025-C 5.00%, 06/01/2042	4,505	4,776,014
5.00%, 06/01/2043	1,500	1,579,152
City of Los Angeles Department of Airports (City of Los Angeles Dept. of Airports) Series 2021 5.00%, 05/15/2035	4,000	4,211,194
Series 2022 5.00%, 05/15/2028	4,000	4,220,392
Series 2025 5.00%, 05/15/2036	3,365	3,584,748
5.25%, 05/15/2044	1,000	1,027,840
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)	2,000	1,525,621
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(b)	3,200	2,491,219
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(b)	2,300	1,838,496
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(b)	2,000	1,468,288
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	825	742,128
Los Angeles Department of Water & Power (Los Angeles Dept. of Water & Power Power System Revenue) Series 2024-B 5.00%, 07/01/2036	1,000	1,077,714
5.00%, 07/01/2037	1,315	1,406,753
5.00%, 07/01/2038	1,855	1,960,563
5.00%, 07/01/2039	2,500	2,609,127
Series 2024-C 5.00%, 07/01/2041	1,700	1,750,574

	Principal Amount (000)	U.S. $ Value

Series 2024-D 5.00%, 07/01/2043	$2,670	$2,715,341
Series 2024-E 5.00%, 07/01/2039	2,550	2,666,737
BAM Series 2025-A 5.25%, 07/01/2045	1,000	1,033,958
Los Angeles Department of Water & Power Water System Revenue (Los Angeles Dept. of Water & Power Water System Revenue) Series 2020-B 4.00%, 07/01/2030	1,435	1,478,777
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 6.50%, 11/01/2039	1,755	2,075,477
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.646% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(a)	5,000	4,508,033
San Diego County Regional Airport Authority (San Diego County Regional Airport Authority) Series 2025 5.25%, 07/01/2041	1,000	1,048,031
San Francisco Intl Airport (San Francisco Intl Airport) Series 2023-E 5.50%, 05/01/2040	5,000	5,306,094
Series 2024 5.00%, 05/01/2036	5,960	6,299,551
5.00%, 05/01/2037	2,000	2,091,925
5.25%, 05/01/2040	4,975	5,233,796
5.25%, 05/01/2044	3,380	3,451,577
San Joaquin Valley Clean Energy Authority (Goldman Sachs Group) Series 2025 5.50%, 01/01/2056	1,060	1,165,964
Southern California Public Power Authority (American General Life Insurance) Series 2024-A 5.00%, 04/01/2055	1,400	1,464,760
Southern California Public Power Authority (Los Angeles Dept. of Water & Power Power System Revenue) Series 2023 5.00%, 07/01/2039	3,760	3,931,312
Series 2024 5.00%, 07/01/2042	1,400	1,436,039
State of California (State of California) Series 2023 5.00%, 09/01/2037	10,000	10,894,579
5.10%, 03/01/2029	1,200	1,231,644
Series 2025 5.00%, 03/01/2044	1,200	1,256,933

		129,532,785

	Principal Amount (000)	U.S. $ Value

Colorado – 3.8%
Arapahoe County School District No. 5 Cherry Creek (Arapahoe County School District No. 5 Cherry Creek COP) Series 2022 4.00%, 12/15/2038	$2,655	$2,588,882
City & County of Denver CO Airport System Revenue (City & County of Denver CO Airport System Revenue) Series 2022-A 5.00%, 11/15/2031	7,910	8,603,137
5.00%, 11/15/2033	10,000	10,772,951
5.00%, 11/15/2034	2,000	2,136,925
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2028	2,090	2,223,857
Colorado Health Facilities Authority (AdventHealth Obligated Group) Series 2021 5.00%, 11/15/2041	2,600	2,655,181
Series 2023 5.00%, 11/15/2058	5,280	5,600,460
Colorado Health Facilities Authority (CommonSpirit Health Obligated Group) Series 2019-A 5.00%, 08/01/2030	1,015	1,087,282
5.00%, 08/01/2032	640	672,814
5.00%, 08/01/2033	750	783,432
Colorado Health Facilities Authority (Intermountain Healthcare Obligated Group) Series 2019-B 4.00%, 01/01/2040	1,445	1,339,986
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2033	1,525	1,599,366
Colorado Housing & Finance Authority (Albion Apartments LLLP) Series 2025 3.375%, 07/01/2044	1,000	1,008,143
E-470 Public Highway Authority (E-470 Public Highway Authority) Series 2024-B 3.671% (SOFR + 0.75%), 09/01/2039(a)	2,000	1,997,786
Johnstown Plaza Metropolitan District (Johnstown Plaza Metropolitan District) Series 2022 4.25%, 12/01/2046	1,805	1,495,722
Platte River Metropolitan District (Platte River Metropolitan District) Series 2023-A 6.50%, 08/01/2053(b)	292	288,950

	Principal Amount (000)	U.S. $ Value

Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado (Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado) Series 2025-A 5.00%, 04/01/2035(b)	$3,000	$3,164,256
State of Colorado (State of Colorado COP) Series 2022 6.00%, 12/15/2041	6,000	6,674,024
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	1,000	1,033,057

		55,726,211

Connecticut – 1.9%
City of New Haven CT (City of New Haven CT) Series 2018-A 5.50%, 08/01/2035	1,920	2,003,450
Connecticut State Health & Educational Facilities Authority (Stamford Hospital Obligated Group) Series 2022 4.00%, 07/01/2037	3,665	3,537,458
4.00%, 07/01/2040	1,500	1,360,560
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	7,710	7,681,781
State of Connecticut (Prerefunded - Others) Series 2015-B 5.00%, 06/15/2028	2,840	2,840,000
State of Connecticut (State of Connecticut) Series 2016-A 5.00%, 03/15/2032	2,160	2,186,429
Series 2018-B 5.00%, 04/15/2028	1,440	1,534,480
State of Connecticut Special Tax Revenue (State of Connecticut Special Tax Revenue) Series 2020 5.00%, 05/01/2038	3,040	3,170,632
Series 2023-A 5.25%, 07/01/2042	3,000	3,172,534

		27,487,324

District of Columbia – 3.6%
District of Columbia (District of Columbia Intl School Obligated Group) Series 2019 5.00%, 07/01/2039	2,400	2,411,287

	Principal Amount (000)	U.S. $ Value

District of Columbia (District of Columbia) Series 2024-A 5.00%, 08/01/2042	$1,015	$1,054,917
District of Columbia (Plenary Infrastructure DC State Lease) Series 2022 5.00%, 08/31/2029	4,765	5,049,284
5.00%, 08/31/2030	5,025	5,361,992
5.00%, 02/29/2032	5,475	5,865,220
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2022-A 5.00%, 07/01/2042	5,795	5,953,370
Series 2024-A 5.00%, 10/01/2035	3,750	4,180,263
Series 2025-A 5.00%, 06/01/2045	10,000	10,242,915
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2018-A 5.00%, 10/01/2026	3,065	3,139,534
Series 2024-A 5.00%, 10/01/2034	2,000	2,152,046
5.00%, 10/01/2042	1,000	1,002,353
5.25%, 10/01/2041	2,000	2,073,801
Series 2025-A 5.00%, 10/01/2035	1,000	1,084,355
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2023 5.00%, 07/15/2040	2,540	2,655,409

		52,226,746

Florida – 3.9%
City of Palmetto FL (Renaissance Arts & Education) Series 2022 5.125%, 06/01/2042	2,400	2,341,795
County of Broward FL Airport System Revenue (County of Broward FL Airport System Revenue) Series 2019-C 2.384%, 10/01/2026	2,600	2,542,304
County of Miami-Dade FL Aviation Revenue (County of Miami-Dade FL Aviation Revenue) Series 2024-A 5.00%, 10/01/2034	3,130	3,372,263
5.00%, 10/01/2036	4,970	5,241,913
County of Miami-Dade Seaport Department (County of Miami-Dade Seaport Dept.) Series 2023-A 5.00%, 10/01/2036	1,715	1,787,858
5.00%, 10/01/2038	2,835	2,901,407
County of Osceola FL Transportation Revenue (County of Osceola FL Transportation Revenue) Series 2020-A Zero Coupon, 10/01/2030	115	93,491
Zero Coupon, 10/01/2031	140	108,010

	Principal Amount (000)	U.S. $ Value

Zero Coupon, 10/01/2032	$100	$73,024
Zero Coupon, 10/01/2033	115	79,136
Zero Coupon, 10/01/2034	125	81,702
County of Palm Beach FL Airport System Revenue (County of Palm Beach FL Airport System Revenue) Series 2024-B 5.25%, 10/01/2040	1,710	1,789,330
5.25%, 10/01/2041	1,750	1,814,341
5.25%, 10/01/2042	1,100	1,130,241
County of Pasco FL (H Lee Moffitt Cancer Center & Research Institute Obligated Group) Series 2023 5.00%, 07/01/2030(b)	8,000	8,679,292
Florida Housing Finance Corp. (Bayside Breeze Redevelopment LLLP) Series 2025 3.625%, 08/01/2029	1,000	1,002,060
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	500	482,964
Florida State Board of Governors (Florida State University Athletics Association) BAM Series 2024-A 5.00%, 10/01/2042	4,500	4,638,691
Greater Orlando Aviation Authority (Greater Orlando Aviation Authority) Series 2019-A 5.00%, 10/01/2044	1,000	988,062
Series 2024 5.00%, 10/01/2036	2,175	2,316,076
Hillsborough County Aviation Authority (Hillsborough County Aviation Authority) Series 2024 5.25%, 10/01/2043	2,000	2,056,492
Hillsborough County Industrial Development Authority (BayCare Obligated Group) Series 2024 5.00%, 11/15/2034	1,000	1,116,221
Miami-Dade County Educational Facilities Authority (University of Miami) Series 2024-A 5.00%, 04/01/2045	1,700	1,700,643
Series 2025-B 5.25%, 04/01/2040	1,000	1,063,046
Orange County Health Facilities Authority (Orlando Health Obligated Group) Series 2025 5.00%, 10/01/2046	1,140	1,142,385

	Principal Amount (000)	U.S. $ Value

Orange County Health Facilities Authority (Presbyterian Retirement Communities Obligated Group) Series 2023 4.00%, 08/01/2036	$1,000	$946,832
Palm Beach County Health Facilities Authority (Jupiter Medical Center Obligated Group) Series 2025 5.00%, 11/01/2032	1,210	1,303,521
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(c) (d) (e)	950	522,500
School Board of Miami-Dade County (The) (Miami-Dade County School Board Foundation COP) Series 2025-A 5.00%, 05/01/2026	3,500	3,557,779
Village Community Development District No. 14 (Village Community Development District No. 14 Series 2022 Phase I Special Asmnt) Series 2022 5.50%, 05/01/2053	2,610	2,612,186

		57,485,565

Georgia – 3.1%
Augusta Development Authority (WellStar Health System Obligated Group) Series 2018 5.00%, 07/01/2034	4,490	4,659,767
City of Atlanta GA Department of Aviation (City of Atlanta GA Dept. of Aviation) Series 2022-B 5.00%, 07/01/2038	3,440	3,549,354
5.00%, 07/01/2042	6,830	6,844,122
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2022-A 4.00%, 09/01/2052	2,075	2,077,486
Series 2024-C 5.00%, 12/01/2054	4,000	4,203,688
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023-B 5.00%, 07/01/2053	8,000	8,443,552
Main Street Natural Gas, Inc. (Toronto-Dominion Bank) Series 2025-A 5.00%, 06/01/2055	1,690	1,797,839
Metropolitan Atlanta Rapid Transit Authority (Metropolitan Atlanta Rapid Transit Authority Sales Tax) Series 2025-B 5.00%, 07/01/2037	1,400	1,586,211
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2024 5.00%, 01/01/2043	1,150	1,160,692

	Principal Amount (000)	U.S. $ Value

Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(b)	$10,000	$11,152,566

		45,475,277

Guam – 0.3%
Guam Government Waterworks Authority (Guam Govt Waterworks Authority) Series 2025-A 5.25%, 07/01/2042(g)	1,000	1,026,143
Guam Power Authority (Guam Power Authority) Series 2022-A 5.00%, 10/01/2043	1,930	1,942,838
Territory of Guam (Territory of Guam) Series 2025-G 5.00%, 01/01/2034(g)	1,000	1,076,879

		4,045,860

Hawaii – 0.2%
City & County Honolulu HI Wastewater System Revenue (City & County Honolulu HI Wastewater System Revenue) Series 2025 5.00%, 07/01/2038	2,000	2,186,025
State of Hawaii Airports System Revenue (State of Hawaii Airports System Revenue) Series 2025-C 5.00%, 07/01/2044	1,000	989,377

		3,175,402

Illinois – 5.2%
Chicago Board of Education (Chicago Board of Education) Series 2018-A 5.00%, 12/01/2027	1,200	1,233,428
Series 2019-B 5.00%, 12/01/2030	135	138,222
5.00%, 12/01/2031	265	269,732
5.00%, 12/01/2033	100	100,621
Series 2023 5.25%, 04/01/2033	1,375	1,506,649
5.25%, 04/01/2040	1,720	1,774,503
Chicago Housing Authority (Chicago Housing Authority) Series 2018-A 5.00%, 01/01/2034	2,500	2,572,340
5.00%, 01/01/2037	5,260	5,355,747
5.00%, 01/01/2038	1,000	1,019,927
Chicago O’Hare International Airport (Chicago O’Hare Intl Airport) Series 2022 4.00%, 01/01/2042	2,000	1,783,202
5.00%, 01/01/2028	680	714,211
5.00%, 01/01/2031	600	646,572
5.00%, 01/01/2042	3,850	3,835,505
Series 2024-A 5.00%, 01/01/2039	3,400	3,474,117

	Principal Amount (000)	U.S. $ Value

City of Chicago IL (City of Chicago IL) Series 2025-B 5.50%, 01/01/2040	$1,000	$1,035,717
Illinois Finance Authority (Advocate Aurora Health Obligated Group) Series 2014 4.00%, 08/01/2038	1,000	918,487
Illinois Finance Authority (Centerpoint Joliet Terminal Railroad) Series 2024 4.125%, 12/01/2043(b)	1,000	957,843
Series 2025 4.80%, 12/01/2043(b)	1,000	998,910
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2026	100	100,695
5.00%, 09/01/2033	200	199,053
5.00%, 09/01/2034	100	98,382
Illinois Finance Authority (Mercy Health Corp.) Series 2016 5.00%, 12/01/2040	2,000	1,998,750
Illinois Finance Authority (Washington & Jane Smith Community - Orland Park) Series 2022 4.00%, 10/15/2040	9,375	7,502,520
Illinois Housing Development Authority (Circle Park Preservation) Series 2024-H 4.00%, 01/01/2042	3,500	3,070,699
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2022 7.17%, 11/01/2038	125	125,160
Series 2024 5.67%, 11/01/2038(c)	1,190	1,125,708
Illinois State Toll Highway Authority (Illinois State Toll Highway Authority) Series 2020-A 5.00%, 01/01/2041	7,015	7,137,473
Series 2021-A 5.00%, 01/01/2041	7,790	7,960,691
5.00%, 01/01/2043	6,700	6,737,521
State of Illinois (State of Illinois) Series 2022-A 5.50%, 03/01/2042	2,945	3,050,081
Series 2022-B 5.25%, 10/01/2037	3,000	3,177,251
Series 2024-B 5.00%, 05/01/2038	1,000	1,044,647
5.00%, 05/01/2041	1,400	1,422,996
5.25%, 05/01/2043	3,000	3,055,422

		76,142,782

	Principal Amount (000)	U.S. $ Value

Indiana – 2.8%
City of Fort Wayne IN (Do Good Foods Fort Wayne Obligated Group) 10.75%, 12/01/2029(d) (e)	$87	$9
City of Whiting IN (BP PLC) Series 2023 4.40%, 11/01/2045	5,000	5,091,355
Series 2025 4.20%, 06/01/2044	1,000	992,119
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039(c) (d) (e)	2,220	111,000
Indiana Finance Authority (CWA Authority, Inc.) Series 2014-A 4.25%, 10/01/2044	1,955	1,716,749
Series 2024 5.00%, 10/01/2033	2,000	2,261,360
Indiana Finance Authority (Duke Energy Indiana LLC) Series 2022 3.75%, 03/01/2031	5,750	5,782,769
4.50%, 05/01/2035	7,555	7,635,646
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2035	1,210	1,149,638
Indiana Finance Authority (Indiana University Health Obligated Group) Series 2021 0.70%, 12/01/2046	7,150	7,082,903
Indiana Finance Authority (Ohio Valley Electric) Series 2021-B 2.50%, 11/01/2030	495	464,870
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.762% (SOFR + 0.71%), 11/01/2046(a) (c)	1,965	1,961,831
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2037	5,000	5,044,015
Indianapolis Local Public Improvement Bond Bank (Indianapolis Airport Authority) Series 2023 5.00%, 01/01/2033	1,440	1,553,437
Indianapolis Local Public Improvement Bond Bank (Indianapolis Local Public Improvement Bond Bank) Series 2023 5.00%, 02/01/2043	1,030	1,059,855

		41,907,556

	Principal Amount (000)	U.S. $ Value

Iowa – 0.9%
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.25%, 11/01/2040	$2,275	$2,024,793
Iowa Tobacco Settlement Authority (Iowa Tobacco Settlement Authority) Series 2021-A 4.00%, 06/01/2034	500	491,079
4.00%, 06/01/2035	515	501,886
4.00%, 06/01/2040	500	460,352
5.00%, 06/01/2031	900	950,683
PEFA, Inc. (Goldman Sachs Group) Series 2019 5.00%, 09/01/2049	9,300	9,397,196

		13,825,989

Kansas – 0.1%
Kansas Development Finance Authority (Prerefunded - US Treasuries) Series 2021 5.00%, 11/15/2054	720	767,170

Kentucky – 0.2%
City of Ashland KY (Royal Blue Health Obligated Group) Series 2019 5.00%, 02/01/2026	180	181,375
5.00%, 02/01/2027	195	199,704
5.00%, 02/01/2030	125	132,520
5.00%, 02/01/2031	150	155,422
Kenton County Airport Board (Kenton County Airport Board) Series 2024-A 5.25%, 01/01/2042	2,000	2,030,682

		2,699,703

Louisiana – 0.9%
City of New Orleans LA (City of New Orleans LA) Series 2024-A 5.00%, 12/01/2041	1,910	1,945,097
Jefferson Sales Tax District (Jefferson Sales Tax District) AG Series 2017-B 5.00%, 12/01/2034	1,800	1,855,121
Louisiana Local Government Environmental Facilities & Community Development Auth (LCDA 2023-ELL) Series 2023-ELL, Class A1 5.081%, 06/01/2031	2,075	2,101,301

	Principal Amount (000)	U.S. $ Value

Louisiana Public Facilities Authority (Acadiana Renaissance Charter Academy) Series 2025 6.00%, 06/15/2045(b)	$1,000	$988,514
Parish of St. James LA (NuStar Logistics LP) Series 2020 6.10%, 06/01/2038(b)	455	484,643
6.10%, 12/01/2040(b)	390	415,385
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2024 3.30%, 06/01/2037	1,000	1,005,312
State of Louisiana Gasoline & Fuels Tax Revenue (State of Louisiana Gasoline & Fuels Tax Revenue) Series 2022-A 3.552% (SOFR + 0.50%), 05/01/2043(a)	3,965	3,955,658

		12,751,031

Maryland – 0.6%
Maryland Stadium Authority (State of Maryland Built to Learn Revenue State Lease) Series 2024 5.00%, 06/01/2038	2,190	2,345,031
State of Maryland (State of Maryland) Series 2017-B 5.00%, 08/01/2025	1,000	1,000,000
Series 2022-A 5.00%, 06/01/2035	1,000	1,094,472
State of Maryland Department of Transportation (Maryland Aviation Administration) AG Series 2024 5.00%, 08/01/2039	1,000	1,025,199
State of Maryland Department of Transportation (State of Maryland Dept. of Transportation) Series 2017 5.00%, 05/01/2026	3,210	3,214,107

		8,678,809

Massachusetts – 1.6%
City of Quincy MA (City of Quincy MA) Series 2025 5.00%, 07/24/2026	1,500	1,535,776
Commonwealth of Massachusetts (Commonwealth of Massachusetts) Series 2022-B 4.11%, 07/15/2031	633	628,863
Series 2024-A 5.00%, 01/01/2040	2,000	2,116,384
Series 2024-B 5.00%, 05/01/2043	2,000	2,069,564
Series 2025-A 5.00%, 04/01/2043	1,500	1,562,540
5.00%, 04/01/2044	1,000	1,035,787

	Principal Amount (000)	U.S. $ Value

Massachusetts Bay Transportation Authority Sales Tax Revenue (Massachusetts Bay Transportation Authority Sales Tax Revenue) Series 2025-B 5.00%, 07/01/2045	$2,500	$2,575,399
Massachusetts Development Finance Agency (Emerson College) Series 2025 5.00%, 01/01/2029	1,175	1,240,452
Massachusetts Development Finance Agency (Lifespan Obligated Group) Series 2025 5.25%, 08/15/2045	1,000	1,003,832
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2021-G 4.00%, 07/01/2046	1,000	825,151
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2024 8.50%, 10/01/2026	1,000	1,003,300
Massachusetts Port Authority (Massachusetts Port Authority) Series 2019-A 5.00%, 07/01/2038	2,500	2,537,998
Series 2019-C 5.00%, 07/01/2039	3,050	3,082,868
Massachusetts Water Resources Authority (Massachusetts Water Resources Authority) Series 2024-C 5.00%, 08/01/2040	2,810	2,998,200

		24,216,114

Michigan – 1.4%
City of Detroit MI (City of Detroit MI) Series 2018 5.00%, 04/01/2035	750	765,329
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AG Series 2006-D 3.65% (CME Term SOFR 3 Month + 0.60%), 07/01/2032(a)	2,605	2,580,926
Detroit Downtown Development Authority (Detroit Downtown Development Authority Catalyst Development Area) Series 2024 5.00%, 07/01/2048	1,000	991,906
Great Lakes Water Authority Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2025-A 5.00%, 07/01/2033	1,000	1,122,942

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Bronson Health Care Group Obligated Group) Series 2019 3.75%, 11/15/2049	$11,080	$11,126,054
Michigan Finance Authority (City of Detroit MI) Series 2016-C 5.00%, 04/01/2027	1,735	1,780,651
Michigan Finance Authority (Henry Ford Health System Obligated Group) Series 2016 5.00%, 11/15/2031	1,785	1,824,862
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	870	811,647

		21,004,317

Minnesota – 0.7%
City of Brooklyn Park MN (Brooklyn Park AH I LLLP) Series 2023 6.205%, 01/01/2042(b) (h)	1,500	1,500,977
City of St. Cloud MN (CentraCare Health System Obligated Group) Series 2024 5.00%, 05/01/2041	1,000	1,025,705
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.66%, 07/01/2041(b)	1,000	931,582
Minneapolis-St. Paul Metropolitan Airports Commission (Minneapolis-St Paul Metropolitan Airports Commission) Series 2022-B 4.00%, 01/01/2038	4,250	4,050,613
5.00%, 01/01/2039	2,105	2,153,236
Washington County Community Development Agency (Raymie Johnson Estates) Series 2025 6.08%, 07/01/2042	1,000	991,313

		10,653,426

Mississippi – 0.1%
City of Gulfport MS (Memorial Hospital at Gulfport Obligated Group) Series 2025 5.00%, 07/01/2035	1,000	1,072,652
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 5.00%, 10/01/2033(b)	1,000	1,007,171

		2,079,823

	Principal Amount (000)	U.S. $ Value

Missouri – 0.3%
Health & Educational Facilities Authority of the State of Missouri (BJC Healthcare Obligated Group) Series 2025-A 5.00%, 04/01/2036	$2,000	$2,215,671
Howard Bend Levee District (Howard Bend Levee District) XLCA Series 2005 5.75%, 03/01/2027	120	124,394
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	1,675	1,639,121

		3,979,186

Montana – 0.2%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2031	1,925	1,968,112
5.00%, 02/15/2033	1,350	1,373,089

		3,341,201

Nebraska – 1.1%
Central Plains Energy Project (Bank of Montreal) Series 2023-A 5.00%, 05/01/2054	2,000	2,099,404
Central Plains Energy Project (Prerefunded - Others) Series 2019 4.00%, 12/01/2049	6,115	6,115,000
Central Plains Energy Project (Royal Bank of Canada) Series 2025-A 5.00%, 08/01/2055	5,000	5,307,663
Lincoln Airport Authority (Lincoln Airport Authority) Series 2021 4.00%, 07/01/2035	3,045	2,946,221

		16,468,288

Nevada – 1.5%
Las Vegas Valley Water District (Las Vegas Valley Water District) Series 2022-A 4.00%, 06/01/2036	5,000	5,043,330
4.00%, 06/01/2037	6,350	6,352,231
Series 2025-A 5.00%, 06/01/2045	5,650	5,805,184
Reno-Tahoe Airport Authority (Reno-Tahoe Airport Authority) Series 2024 5.00%, 07/01/2036	1,000	1,041,788

	Principal Amount (000)	U.S. $ Value

Tahoe-Douglas Visitors Authority (Tahoe-Douglas Visitors Authority) Series 2020 5.00%, 07/01/2029	$2,625	$2,790,590
5.00%, 07/01/2035	805	836,003

		21,869,126

New Hampshire – 1.9%
National Finance Authority (NFA 2024-3) Series 2024-3, Class A 4.034%, 10/20/2051	1,988	1,815,278
New Hampshire Business Finance Authority (ARC70 II TRUST) Series 2024 4.15%, 10/20/2040	1,998	1,878,725
New Hampshire Business Finance Authority (Bridgeland Water & Utility Districts 490, 491 & 158) Series 2024 5.375%, 12/15/2035(b)	955	933,031
New Hampshire Business Finance Authority (Lakes Fresh Water Supply District of Denton County) Series 2024 5.00%, 12/01/2028(b)	1,000	1,001,266
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 2025-2 5.15%, 09/28/2037	1,000	965,218
Series 2025-A Zero Coupon, 02/01/2035(b)	1,000	548,012
New Hampshire Business Finance Authority (NFA 2020-1) Series 2020-1, Class A 4.125%, 01/20/2034	1,421	1,405,775
New Hampshire Business Finance Authority (NFA 2022-1) Series 2022-1, Class A 4.375%, 09/20/2036	9,594	9,266,926
Series 2022-1, Class X 0.334%, 09/20/2036(f)	8,165	159,214
New Hampshire Business Finance Authority (NFA 2022-2) Series 2022-2, Class A 4.00%, 10/20/2036	4,810	4,517,956
New Hampshire Business Finance Authority (NFA 2024-1) Series 2024-1, Class X 0.495%, 07/01/2051(f)	2,155	78,602
New Hampshire Business Finance Authority (NFA 2024-2) Series 2024-2, Class X 0.506%, 08/20/2039(f)	992	39,143
New Hampshire Business Finance Authority (NFA 2025-1) Series 2025 5.875%, 12/15/2033(b)	2,000	2,005,919
Series 2025-1, Class A1 4.087%, 01/20/2041	998	941,912

	Principal Amount (000)	U.S. $ Value

New Hampshire Business Finance Authority (Tamarron Project) Series 2024 5.25%, 12/01/2035(b)	$828	$824,916
New Hampshire Business Finance Authority (The Highlands Project) Series 2024 5.125%, 12/15/2030	914	914,646

		27,296,539

New Jersey – 4.2%
New Jersey Economic Development Authority (DRP Urban Renewal 4 LLC) Series 2025 6.375%, 01/01/2035(b)	1,000	1,015,676
New Jersey Economic Development Authority (New Jersey-American Water) Series 2023 3.75%, 11/01/2034	2,000	1,996,477
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AG Series 2022-A 4.00%, 07/01/2039	550	520,994
4.00%, 07/01/2040	750	702,274
4.00%, 07/01/2041	835	775,994
5.00%, 07/01/2034	845	925,684
5.00%, 07/01/2035	400	434,366
5.00%, 07/01/2036	600	645,812
5.00%, 07/01/2037	600	639,889
5.00%, 07/01/2038	745	786,833
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	1,480	1,510,757
5.00%, 06/15/2029	4,390	4,474,665
Series 2018-A 5.00%, 06/15/2028	4,170	4,252,968
5.00%, 06/15/2029	17,500	17,840,550
5.00%, 06/15/2030	1,500	1,527,746
5.00%, 06/15/2031	3,000	3,048,815
New Jersey Transportation Trust Fund Authority (State of New Jersey Lease) Series 2023-B 5.00%, 06/15/2040	3,265	3,381,768
5.00%, 06/15/2043	1,250	1,269,407
Series 2024-A 4.00%, 06/15/2042	3,530	3,159,150
5.00%, 06/15/2037	3,750	4,011,379
New Jersey Turnpike Authority (New Jersey Turnpike Authority) Series 2024-C 5.00%, 01/01/2043	2,400	2,477,021
5.00%, 01/01/2044	1,000	1,026,225
Series 2025-C 5.00%, 01/01/2032(g)	1,000	1,107,119

	Principal Amount (000)	U.S. $ Value

Tobacco Settlement Financing Corp./NJ (Tobacco Settlement Financing Corp/NJ) Series 2018-A 5.00%, 06/01/2030	$4,750	$4,889,865

		62,421,434

New Mexico – 0.1%
State of New Mexico Severance Tax Permanent Fund (State of New Mexico Severance Tax Permanent Fund) Series 2022-A 5.00%, 07/01/2031	1,000	1,114,636

New York – 7.9%
City of New York NY (City of New York NY) Series 2021 1.396%, 08/01/2027	3,120	2,952,837
Series 2021-A 4.00%, 08/01/2041	2,000	1,848,412
Series 2024-C 5.25%, 09/01/2050	3,000	3,064,363
County of Nassau NY (County of Nassau NY) Series 2022-A 4.00%, 04/01/2042	2,205	2,067,485
Empire State Development Corp. (State of New York Pers Income Tax) Series 2022 5.00%, 09/15/2029	37,115	40,749,924
Metropolitan Transportation Authority (Metropolitan Transportation Authority) Series 2016-B 5.00%, 11/15/2027	1,370	1,410,807
Series 2017 5.00%, 11/15/2025	1,935	1,947,750
5.00%, 11/15/2026	555	571,848
Series 2017-C 5.00%, 11/15/2027	1,745	1,838,555
Series 2020-A 5.00%, 11/15/2045	5,120	5,377,715
Series 2025 5.00%, 11/15/2044	2,440	2,431,218
New York City Municipal Water Finance Authority (New York City Municipal Water Finance Authority) Series 2023 5.00%, 06/15/2034	2,000	2,282,156
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2024 5.00%, 11/01/2038	6,800	7,265,287
5.00%, 11/01/2039	1,900	2,013,336
Series 2025 5.00%, 05/01/2043	2,500	2,573,036
Series 2025-H 5.00%, 11/01/2044	1,865	1,915,903

	Principal Amount (000)	U.S. $ Value

NEW York Energy Finance Development Corp. (Athene Annuity & Life Co.) Series 2025 5.00%, 07/01/2056	$1,000	$1,042,223
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(b)	200	197,097
New York State Dormitory Authority (New York State Sales Tax) Series 2018-C 5.00%, 03/15/2040	2,000	2,038,214
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021 2.202%, 03/15/2034	2,000	1,653,575
2.252%, 03/15/2032	2,000	1,735,201
Series 2021-A 4.00%, 03/15/2039	1,000	956,081
Series 2022-A 4.00%, 03/15/2039	2,000	1,908,800
New York State Environmental Facilities Corp. (State of New York SRF) Series 2021 4.00%, 08/15/2038	800	801,924
New York State Thruway Authority (State of New York Pers Income Tax) Series 2025-A 5.00%, 03/15/2045	2,825	2,888,606
New York Transportation Development Corp. (JFK Intl Air Terminal) Series 2022 5.00%, 12/01/2042	1,610	1,574,550
New York Transportation Development Corp. (Laguardia Gateway Partners) Series 2016-A 5.00%, 07/01/2046	345	328,055
Suffolk Tobacco Asset Securitization Corp. (Suffolk Tobacco Asset Securitization) Series 2021 5.00%, 06/01/2028	2,265	2,348,533
5.00%, 06/01/2032	2,245	2,357,879
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.00%, 05/15/2045	2,945	2,915,199
2.591%, 05/15/2036	2,000	1,629,817
2.917%, 05/15/2040	1,000	770,871
Series 2022 3.971% (SOFR + 1.05%), 04/01/2026(a)	6,000	5,999,637
Series 2024 5.00%, 11/15/2035	3,000	3,361,732
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025-A 5.00%, 03/01/2028	1,000	1,064,389

		115,883,015

	Principal Amount (000)	U.S. $ Value

North Carolina – 0.2%
Cumberland County Industrial Facilities & Pollution Control Financing Authority (American Titanium Metal) Series 2024 3.75%, 12/01/2027	$2,000	$2,000,384
Fayetteville State University (Fayetteville State University) Series 2023 5.00%, 04/01/2032(b)	655	706,996

		2,707,380

Ohio – 2.6%
American Municipal Power, Inc. (American Municipal Power Combined Hydroelectric Revenue) Series 2016-A 5.00%, 02/15/2036	5,000	5,035,139
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	3,385	3,412,296
Columbus Regional Airport Authority (Columbus Regional Airport Authority) Series 2025 5.00%, 01/01/2037	1,125	1,176,021
5.25%, 01/01/2044	2,000	2,028,434
5.25%, 01/01/2045	1,430	1,444,005
County of Hamilton OH (Christ Hospital Obligated Group) Series 2023 5.00%, 06/01/2042	1,000	981,525
County of Washington OH (Marietta Area Health Care Obligated Group) Series 2022 6.375%, 12/01/2037	2,000	2,093,468
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2038	1,250	1,307,882
5.00%, 02/01/2039	3,860	4,010,000
Port of Greater Cincinnati Development Authority (Port of Greater Cincinnati Development Authority) Series 2025-A 6.50%, 01/01/2045(b)	1,000	988,703
Reynoldsburg City School District (Reynoldsburg City School District) Series 2013 4.919%, 09/01/2030	885	909,242
Series 2014 4.939%, 09/01/2032	910	938,045
State of Ohio (Cleveland Clinic Health System Obligated Group) Series 2024 5.00%, 01/01/2035	3,400	3,785,998

	Principal Amount (000)	U.S. $ Value

University of Toledo (University of Toledo) Series 2023-B 3.91% (SOFR + 0.90%), 06/01/2036(a) (b)	$9,525	$9,406,141

		37,516,899

Oklahoma – 0.5%
Oklahoma Development Finance Authority (Oklahoma Development Finance Authority) Series 2022 4.38%, 11/01/2045	2,500	2,325,829
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037	2,000	2,042,627
Oklahoma Turnpike Authority (Oklahoma Turnpike Authority) Series 2025-A 5.00%, 01/01/2045	2,000	2,048,670
Tulsa Municipal Airport Trust Trustees/OK (American Airlines, Inc.) Series 2025 6.25%, 12/01/2035	1,000	1,104,088

		7,521,214

Oregon – 0.8%
Deschutes County Hospital Facilities Authority (St. Charles Health System Obligated Group) Series 2016-A 4.00%, 01/01/2033	1,000	1,000,094
Oregon Health & Science University (Oregon Health & Science University Obligated Group) Series 2021-B 5.00%, 07/01/2046	4,750	5,108,808
Port of Portland OR Airport Revenue (Port of Portland OR Airport Revenue) Series 2022-2 4.00%, 07/01/2040	3,175	2,908,916
Series 2023 5.25%, 07/01/2041	2,175	2,235,903

		11,253,721

Other – 0.6%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML22) Series 2024-ML22, Class AUS 4.546%, 10/25/2040	2,478	2,496,314
Federal Home Loan Mortgage Corp. Multifamily ML Certificates (FRETE 2024-ML23) Series 2024-ML23, Class AUS 4.563%, 04/25/2042(b)	1,995	1,969,476
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLM) 4.759%, 08/25/2041	1,993	1,987,772

	Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) Series 2025-M 4.095%, 11/25/2042	$1,946	$1,896,642

		8,350,204

Pennsylvania – 5.9%
Allegheny County Hospital Development Authority (UPMC Obligated Group) Series 2022 2.99% (MUNIPSA + 0.70%), 11/15/2047(a)	5,000	4,946,248
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2024 0.00%, 06/30/2044(h)	933	670,912
5.00%, 06/30/2039	2,200	1,992,367
8.00%, 06/30/2034	325	330,118
Series 2024-A 6.00%, 06/30/2034	155	161,870
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2032	1,150	1,211,070
5.00%, 07/01/2033	1,150	1,202,098
5.00%, 07/01/2034	1,300	1,350,343
5.00%, 07/01/2035	1,050	1,083,541
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(b)	845	845,788
City of Philadelphia PA (City of Philadelphia PA) Series 2017 5.00%, 08/01/2028	12,990	13,538,887
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) AG Series 2022 4.00%, 07/01/2040	10,000	9,240,402
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2022 5.00%, 03/01/2033	1,600	1,545,472
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2034	1,500	1,547,225
Series 2022 4.00%, 05/01/2036	1,100	1,056,929

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	$1,000	$969,585
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 2.99% (MUNIPSA + 0.70%), 11/15/2047(a)	5,000	4,969,810
Pennsylvania State University (The) (Pennsylvania State University) Series 2025 5.00%, 09/01/2044	2,550	2,652,815
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission) Series 2016 5.00%, 06/01/2026	2,000	2,014,203
Series 2017 5.00%, 12/01/2028	1,750	1,840,002
5.00%, 12/01/2029	1,255	1,316,912
Series 2021-A 3.00%, 12/01/2042	1,245	966,055
Series 2021-B 4.00%, 12/01/2039	2,000	1,901,493
Series 2022-A 5.00%, 12/01/2036	1,000	1,082,595
Series 2024 5.00%, 12/01/2038	5,800	6,189,784
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2040	1,000	959,880
Pittsburgh Water & Sewer Authority (Pittsburgh Water & Sewer Authority) AG Series 2023-C 3.852% (SOFR + 0.80%), 09/01/2040(a) (b)	10,000	9,921,189
School District of Philadelphia (The) (School District of Philadelphia/The) Series 2016-F 5.00%, 09/01/2034	5,000	5,076,413
Series 2023-A 5.25%, 09/01/2039	2,000	2,123,399
5.25%, 09/01/2043	4,000	4,127,135

		86,834,540

Puerto Rico – 0.2%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2022-C Zero Coupon, 11/01/2043	17	10,375
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2021-C 3.50%, 07/01/2026(b)	2,000	1,939,906

	Principal Amount (000)	U.S. $ Value

Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) AG Series 2007-V 5.25%, 07/01/2031	$970	$972,654

		2,922,935

Rhode Island – 0.2%
Rhode Island Health & Educational Building Corp. (City of Newport RI) Series 2022-C 4.00%, 05/15/2040	3,435	3,270,217

South Carolina – 1.2%
Columbia Housing Authority/SC (Garden Lakes Apartments) Series 2022 5.26%, 11/01/2032	100	98,099
5.41%, 11/01/2039	1,315	1,217,934
6.28%, 11/01/2039	100	92,995
Last Step Recycling LLC (Last Step Recycling LLC) 9.50%, 12/15/2028(c) (i) (j) (k)	373	372,695
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(c) (d) (e)	1,000	110,000
South Carolina Jobs-Economic Development Authority (Novant Health Obligated Group) Series 2024 4.50%, 11/01/2054	2,000	1,784,437
5.25%, 11/01/2044	2,500	2,555,168
5.50%, 11/01/2054	2,500	2,570,562
South Carolina Public Service Authority (South Carolina Public Service Authority) Series 2016-A 5.00%, 12/01/2034	1,000	1,003,851
5.00%, 12/01/2036	1,535	1,536,328
Series 2016-B 5.00%, 12/01/2037	5,040	5,041,284
Series 2016-C 5.00%, 12/01/2035	930	932,248

		17,315,601

Tennessee – 2.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	1,410	1,331,504
Series 2016-B Zero Coupon, 12/01/2031(b)	1,000	701,842
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032(c)	1,000	1,011,918
9.25%, 11/01/2042(c)	1,000	975,326

	Principal Amount (000)	U.S. $ Value

Memphis-Shelby County Airport Authority (Memphis-Shelby County Airport Authority) Series 2021-A 5.00%, 07/01/2045	$3,120	$3,047,940
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2024 5.00%, 07/01/2034	2,000	2,184,778
Metropolitan Nashville Airport Authority (The) (Metropolitan Nashville Airport Authority/The) Series 2022-B 5.50%, 07/01/2037	1,000	1,075,782
5.50%, 07/01/2038	1,300	1,386,811
5.50%, 07/01/2042	1,485	1,538,999
Tennergy Corp./TN (Morgan Stanley) Series 2021-A 4.00%, 12/01/2051	9,015	9,062,559
Tennergy Corp./TN (Nomura Holdings, Inc.) Series 2022-A 5.50%, 10/01/2053	5,000	5,210,997
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.00%, 05/01/2053	4,000	4,121,494
Wilson County Health & Educational Facilities Board (Limestone Trail Apartments) Series 2021 4.00%, 12/01/2039	995	748,579

		32,398,529

Texas – 5.5%
Central Texas Regional Mobility Authority (Central Texas Regional Mobility Authority) Series 2021-B 5.00%, 01/01/2034	1,575	1,687,181
5.00%, 01/01/2037	1,675	1,759,466
5.00%, 01/01/2039	1,000	1,036,743
Central Texas Turnpike System (Central Texas Turnpike System) Series 2024-A 5.00%, 08/15/2038	1,000	1,061,278
City of Austin TX Airport System Revenue (City of Austin TX Airport System Revenue) Series 2022 5.00%, 11/15/2042	2,500	2,493,052
City of Houston TX Airport System Revenue (City of Houston TX Airport System Revenue) Series 2025-A 5.25%, 07/01/2038(g)	1,000	1,058,424
AG Series 2023 5.00%, 07/01/2033	4,000	4,332,423

	Principal Amount (000)	U.S. $ Value

City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2024-B 5.25%, 07/15/2034	$6,000	$6,232,485
5.50%, 07/15/2036	2,495	2,612,944
City of Houston TX Combined Utility System Revenue (City of Houston TX Combined Utility System Revenue) Series 2018-D 5.00%, 11/15/2043	1,780	1,792,016
Series 2019-B 4.00%, 11/15/2039	1,015	965,465
City of San Antonio TX Electric & Gas Systems Revenue (City of San Antonio TX Electric & Gas Systems Revenue) Series 2021-A 5.00%, 02/01/2038	1,750	1,809,811
5.00%, 02/01/2039	2,000	2,051,699
Conroe Local Government Corp. (Conroe Local Govt Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2041	905	806,476
El Paso Independent School District (Prerefunded - US Govt Agencies) Series 2015 5.00%, 08/15/2031	1,835	1,836,651
Grand Parkway Transportation Corp. (Grand Parkway Transportation) Series 2018-A 5.00%, 10/01/2043	6,090	6,105,343
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 3.14% (MUNIPSA + 0.85%), 07/01/2049(a)	2,885	2,886,158
Series 2024 5.00%, 07/01/2034	2,000	2,208,689
Longview Independent School District (Prerefunded - US Treasuries) Series 2017 4.00%, 02/15/2035	1,625	1,672,566
Lower Colorado River Authority (LCRA Transmission Services) Series 2021 5.00%, 05/15/2029	800	864,273
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community Obligated Group) Series 2021 2.00%, 11/16/2061(d) (e) (h)	964	243,837
7.50%, 11/15/2036(d) (e)	225	183,643
7.50%, 11/15/2037(d) (e)	35	27,346

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027(c)	$1,180	$1,181,074
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2022 4.00%, 01/01/2042	1,825	1,418,706
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 5.75%, 07/01/2035(b)	1,000	972,770
North Texas Tollway Authority (North Texas Tollway System) Series 2021-B 4.00%, 01/01/2032	1,080	1,097,929
Plano Independent School District (Plano Independent School District) Series 2023 5.00%, 02/15/2043	1,260	1,290,462
Port of Beaumont Industrial Development Authority (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2021 4.10%, 01/01/2028(b)	1,000	883,829
Port of Beaumont Navigation District (Jefferson 2020 Bond Lessee & Borrower Obligated Group) Series 2024 10.00%, 07/01/2026(b)	1,000	1,004,375
Port of Beaumont Navigation District (Jefferson Railport Terminal II) Series 2021 2.00%, 01/01/2027(b)	550	532,959
San Antonio Water System (San Antonio Water System) Series 2022-B 5.25%, 05/15/2052	2,160	2,194,511
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health Obligated Group) Series 2018-A 5.00%, 07/01/2030	2,465	2,614,731
5.00%, 07/01/2031	10,940	11,524,777
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2025(d) (e) (j) (k)	904	0
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources Obligated Group) Series 2025-A 5.00%, 11/15/2039(g)	1,000	1,059,264

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	$5,790	$6,161,768
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	2,000	2,104,900
Texas State University System (Texas State University System) Series 2024 5.00%, 03/15/2043	1,000	1,025,566

		80,795,590

Utah – 0.4%
City of Salt Lake City UT Airport Revenue (City of Salt Lake City UT Airport Revenue) Series 2023-A 5.00%, 07/01/2034	1,400	1,501,134
Series 2025-A 5.25%, 07/01/2043(g)	1,475	1,499,601
Intermountain Power Agency (Intermountain Power Agency) Series 2023 5.00%, 07/01/2039	2,000	2,068,951
Series 2024-A 5.00%, 07/01/2039	1,000	1,038,658
Utah Housing Corp. (Utah Housing Corp.) Series 2020 4.58%, 01/01/2040(b) (h)	453	373,256

		6,481,600

Virginia – 0.8%
Chesterfield County Economic Development Authority (County of Chesterfield VA) Series 2024 5.00%, 04/01/2042	2,000	2,074,825
Federal Home Loan Mortgage Corp. VA FEDMFH (FMMV M052) Series M052, Class A 2.65%, 06/15/2036	3,595	3,110,306
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	1,670	1,463,583
Virginia College Building Authority (Washington & Lee University) Series 2021 3.00%, 01/01/2040	1,000	808,810
Virginia Public Building Authority (Commonwealth of Virginia State Lease) Series 2024-A 5.00%, 08/01/2044	1,085	1,124,075

	Principal Amount (000)	U.S. $ Value

Virginia Public Building Authority (Virginia Public Building Authority State Lease) Series 2025 5.00%, 08/01/2040	$2,000	$2,134,476
Virginia Small Business Financing Authority (Pure Salmon Virginia LLC) Series 2024 4.00%, 11/01/2052	1,000	1,000,626

		11,716,701

Washington – 3.1%
Port of Seattle WA (Port of Seattle WA) Series 2018-A 5.00%, 05/01/2029	8,280	8,506,485
5.00%, 05/01/2030	6,200	6,356,832
5.00%, 05/01/2038	1,000	1,007,033
Series 2021 4.00%, 08/01/2041	13,380	11,723,442
Series 2024 5.25%, 07/01/2043	1,835	1,865,821
State of Washington (State of Washington) Series 2017 5.00%, 08/01/2030	1,710	1,786,551
Series 2023-R 5.00%, 08/01/2025	7,000	7,000,000
Series 2024-C 5.00%, 02/01/2045	3,000	3,071,225
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 5.00%, 01/01/2036(b)	2,125	2,126,502
Washington State Housing Finance Commission (WSHFC 2021-1) Series 2021-1, Class A 3.50%, 12/20/2035	936	879,456
Series 2021-1, Class X 0.727%, 12/20/2035(f)	938	36,558
Washington State Housing Finance Commission (WSHFC 2024-1) Series 2024-1, Class A 4.085%, 03/01/2050	995	915,073

		45,274,978

West Virginia – 0.3%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.25%, 06/01/2042(b)	1,180	920,439
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	1,740	1,565,714

	Principal Amount (000)	U.S. $ Value

West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038(c)	$2,500	$2,250,000

		4,736,153

Wisconsin – 1.4%
St. Croix Chippewa Indians of Wisconsin (St. Croix Chippewa Indians of Wisconsin) Series 2021 5.00%, 09/30/2041(b)	1,000	857,710
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2023 5.00%, 08/15/2054	1,000	1,015,978
Wisconsin Health & Educational Facilities Authority (Chiara Housing & Services Obligated Group) Series 2024 5.00%, 07/01/2035	960	957,026
Series 2025 6.375%, 07/01/2045	1,000	1,015,678
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner) Series 2022 4.625%, 03/15/2040(b)	280	237,006
Series 2022-A 3.875%, 12/01/2039(b)	1,285	1,080,044
Wisconsin Public Finance Authority (Absolute Awakenings) Series 2025-A 6.00%, 01/01/2035(b)	1,045	1,066,235
Wisconsin Public Finance Authority (Alpha Ranch Water Control & Improvement District of Denton & Wise Counties) Series 2024 Zero Coupon, 12/15/2038(b)	1,000	448,059
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(c)	5,000	4,493,851
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.50%, 02/01/2042(b)	3,100	3,132,530
Wisconsin Public Finance Authority (National Senior Communities Obligated Group) Series 2022 4.00%, 01/01/2042	1,375	1,204,722
Wisconsin Public Finance Authority (Prerefunded - US Treasuries) Series 2022 4.00%, 04/01/2032(b)	15	15,491

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Puerto Rico Tollroads LLC) Series 2024 5.50%, 07/01/2044	$1,500	$1,504,014
Wisconsin Public Finance Authority (Renown Regional Medical Center Obligated Group) Series 2020 4.00%, 06/01/2035	1,220	1,196,312
Wisconsin Public Finance Authority (Signorelli Projects) Series 2024 5.375%, 12/15/2032(b)	900	899,979
Wisconsin Public Finance Authority (UNC Health Appalachian Obligated Group) Series 2021 5.00%, 07/01/2035	300	303,811
5.00%, 07/01/2036	350	352,454
5.00%, 07/01/2038	375	371,360
Wisconsin Public Finance Authority (Wisconsin Public Finance Authority-MF Affordable Housing) Series 2024-1 4.10%, 09/25/2039	995	927,060

		21,079,320

Total Long-Term Municipal Bonds (cost $1,380,225,337)		1,334,920,547

Short-Term Municipal Notes – 4.0%
Arizona – 0.0%
Arizona Industrial Development Authority (Phoenix Children’s Hospital) Series 2024 2.75%, 02/01/2048(l)	565	565,000

California – 0.6%
City of Los Angeles CA (City of Los Angeles CA) Series 2025 5.00%, 06/25/2026	7,425	7,603,305
Nuveen California AMT-Free Quality Municipal Income Fund (Nuveen California AMT-Free Quality Municipal Income Fund) Series 2017 2.74%, 10/01/2047(b) (l)	1,000	1,000,000

		8,603,305

Idaho – 0.2%
Idaho Health Facilities Authority (St. Luke’s Health System Obligated Group/ID) Series 2025 2.75%, 03/01/2060(l)	2,600	2,600,000

	Principal Amount (000)	U.S. $ Value

Michigan – 0.2%
Green Lake Township Economic Development Corp. (Interlochen Center for the Arts) Series 2023 2.80%, 06/01/2034(l)	$2,400	$2,400,000
Oakland University (Oakland University) Series 2010 2.00%, 03/01/2031(l)	1,000	1,000,000

		3,400,000

New York – 1.4%
City of New York NY (City of New York NY) Series 2008-L 2.80%, 04/01/2038(l)	3,000	3,000,000
Series 2013-D 2.75%, 08/01/2040(l)	3,600	3,600,000
Series 2024-A 5.00%, 08/01/2025	2,590	2,590,000
Town of Oyster Bay NY (Town of Oyster Bay NY) Series 2024 4.00%, 08/21/2025	3,470	3,472,490
Series 2025 4.00%, 03/06/2026	3,420	3,446,859
Triborough Bridge & Tunnel Authority (Triborough Bridge & Tunnel Authority) Series 2025 3.27% (MUNIPSA + 0.98%), 05/01/2026(a)	4,800	4,800,000

		20,909,349

North Carolina – 0.1%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group) AG Series 2017-E 2.75%, 01/15/2044(l)	1,595	1,595,000

Oregon – 0.3%
Oregon State Facilities Authority (PeaceHealth Obligated Group) Series 2018-A 2.80%, 08/01/2034(l)	700	700,000
Series 2018-B 2.70%, 08/01/2034(l)	4,050	4,050,000

		4,750,000

Other – 0.6%
Nuveen AMT-Free Municipal Credit Income Fund (Nuveen AMT-Free Municipal Credit Income Fund) Series 2019 2.74%, 03/01/2029(l)	4,000	4,000,000

	Principal Amount (000)	U.S. $ Value

Nuveen AMT-Free Quality Municipal Income Fund (Nuveen AMT-Free Quality Municipal Income Fund) Series 2021 2.74%, 03/01/2029(l)	$4,800	$4,800,000

		8,800,000

South Carolina – 0.4%
Orangeburg County School District (Orangeburg County School District) Series 2024 5.00%, 08/13/2025	2,400	2,401,760
Series 2025 5.00%, 08/13/2026(g)	3,000	3,069,984

		5,471,744

Virginia – 0.2%
Hampton Roads Sanitation District (Hampton Roads Sanitation District) Series 2025-A 5.00%, 07/15/2026	2,000	2,043,012

Total Short-Term Municipal Notes (cost $58,674,541)		58,737,410

Total Municipal Obligations (cost $1,438,899,878)		1,393,657,957

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.1%
Agency CMBS – 0.3%
Federal Home Loan Mortgage Corp. Multifamily ML Certificates Series 2021-ML10, Class ACA 2.046%, 06/25/2038	947	769,528
Series 2021-ML12, Class AUS 2.34%, 07/25/2041	2,397	1,949,649
Series 2022-ML13, Class XCA 0.958%, 07/25/2036(f)	1,118	59,510
Series 2022-ML13, Class XUS 0.985%, 09/25/2036(f)	2,003	132,926
Series 2024-ML24, Class AUS 4.156%, 05/25/2041	1,981	1,871,286

		4,782,899

Non-Agency Fixed Rate CMBS – 0.8%
Illinois Housing Development Authority Series 2019-B, Class 1 3.87%, 11/15/2035(b)	12,260	10,911,715
New Hampshire Business Finance Authority Series 2022-2, Class X 0.675%, 10/01/2036(f)	4,816	204,910

Washington State Housing Finance Commission Series 2023-1, Class X 1.45%, 04/20/2037(f)	2,951	289,686

		11,406,311

Total Commercial Mortgage-Backed Securities (cost $19,895,196)		16,189,210

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 0.4%
Industrial – 0.4%
Consumer Non-Cyclical – 0.4%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	$1,000	$984,370
1.777%, 11/15/2030	1,000	874,320
Hackensack Meridian Health, Inc. Series 2020 2.675%, 09/01/2041	1,790	1,245,679
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	2,300	1,890,600
Sutter Health Series 20A 3.161%, 08/15/2040	1,000	767,710

Total Corporates - Investment Grade (cost $7,062,077)		5,762,679

CORPORATES - NON-INVESTMENT GRADE – 0.2%
Industrial – 0.2%
Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(b)	1,933	1,667,638
DISH DBS Corp. 5.25%, 12/01/2026(b)	959	902,006
5.75%, 12/01/2028(b)	996	888,930

Total Corporates - Non-Investment Grade (cost $3,887,598)		3,458,574

	Shares

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(m) (n) (o) (cost $3,788,222)	3,788,222	3,788,222

Total Investments – 96.8% (cost $1,473,532,971)(p)		1,422,856,642
Other assets less liabilities – 3.2%		47,499,123

Net Assets – 100.0%		$1,470,355,765

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 44, 5 Year Index, 06/20/2030*	(5.00)%	Quarterly	3.22%	USD	19,610	$(1,531,666)	$(888,143)	$(643,523)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	19,310	01/15/2028	1.230%	CPI#	Maturity	$4,084,952	$—	$4,084,952
USD	14,770	01/15/2028	0.735%	CPI#	Maturity	3,697,211	—	3,697,211
USD	12,000	08/29/2029	1.748%	CPI#	Maturity	2,181,072	—	2,181,072
USD	4,825	01/15/2030	1.572%	CPI#	Maturity	952,784	—	952,784
USD	4,825	01/15/2030	1.587%	CPI#	Maturity	945,677	—	945,677
USD	1,670	01/15/2030	1.714%	CPI#	Maturity	306,354	—	306,354
USD	1,670	01/15/2030	1.731%	CPI#	Maturity	303,530	—	303,530
USD	7,850	01/15/2031	2.782%	CPI#	Maturity	658,654	—	658,654
USD	6,150	01/15/2031	2.680%	CPI#	Maturity	581,671	—	581,671
USD	5,000	04/01/2036	2.438%	CPI#	Maturity	538,962	—	538,962
USD	32,000	04/29/2036	2.503%	CPI#	Maturity	3,100,827	—	3,100,827
USD	10,000	05/01/2036	2.510%	CPI#	Maturity	957,243	—	957,243
USD	10,000	08/03/2036	2.488%	CPI#	Maturity	850,923	—	850,923
USD	20,000	08/06/2036	2.440%	CPI#	Maturity	1,816,255	—	1,816,255
USD	40,000	10/04/2036	2.510%	CPI#	Maturity	2,836,011	—	2,836,011
USD	25,000	02/15/2045	2.388%	CPI#	Maturity	372,251	57,297	314,954

						$24,184,377	$57,297	$24,127,080

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,800	10/15/2030	1 Day SOFR	4.082%	Annual	$58,766	$—	$58,766
USD	14,400	03/31/2033	3.553%	1 Day SOFR	Annual	207,263	—	207,263
USD	15,700	08/15/2034	3.264%	1 Day SOFR	Annual	811,738	432	811,306
USD	8,600	08/15/2034	3.304%	1 Day SOFR	Annual	427,459	—	427,459
USD	6,700	08/15/2034	3.272%	1 Day SOFR	Annual	336,425	—	336,425
USD	6,354	08/15/2034	3.844%	1 Day SOFR	Annual	430	—	430
USD	2,466	08/15/2034	3.856%	1 Day SOFR	Annual	(2,314)	—	(2,314)
USD	14,000	02/15/2035	3.747%	1 Day SOFR	Annual	97,195	(3,396)	100,591

						$1,936,962	$(2,964)	$1,939,926

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America NA	USD	23,000	04/15/2026	2.535%	CPI#	Maturity	$145,652	$—	$145,652
Bank of America NA	USD	145,000	07/15/2030	2.730%	CPI#	Maturity	2,344,528	—	2,344,528
Bank of America NA	USD	25,000	02/02/2032	2.403%	CPI#	Maturity	2,715,703	—	2,715,703
Bank of America NA	USD	50,000	02/15/2041	2.403%	CPI#	Maturity	1,313,984	—	1,313,984
Bank of America NA	USD	9,500	02/15/2041	2.463%	CPI#	Maturity	167,039	—	167,039
Bank of America NA	USD	20,000	02/15/2045	2.359%	CPI#	Maturity	453,928	—	453,928
Bank of America NA	USD	16,500	02/15/2046	2.429%	CPI#	Maturity	188,091	—	188,091
Bank of America NA	USD	11,500	02/15/2046	2.442%	CPI#	Maturity	106,955	—	106,955
Barclays Bank PLC	USD	16,000	04/15/2026	2.218%	CPI#	Maturity	202,314	—	202,314
Barclays Bank PLC	USD	20,000	06/06/2032	2.145%	CPI#	Maturity	2,997,273	—	2,997,273
Barclays Bank PLC	USD	14,000	09/01/2032	2.128%	CPI#	Maturity	2,173,184	—	2,173,184
Barclays Bank PLC	USD	22,000	08/29/2033	2.368%	CPI#	Maturity	2,378,028	—	2,378,028
Citibank NA	USD	18,000	04/15/2026	2.155%	CPI#	Maturity	250,106	—	250,106
Citibank NA	USD	145,000	07/15/2026	2.618%	CPI#	Maturity	530,014	—	530,014
Citibank NA	USD	106,000	07/15/2026	2.733%	CPI#	Maturity	146,688	—	146,688
Citibank NA	USD	55,000	07/15/2026	3.072%	CPI#	Maturity	(293,515)	—	(293,515)
Citibank NA	USD	12,500	01/15/2030	2.516%	CPI#	Maturity	99,677	—	99,677
Citibank NA	USD	10,000	01/15/2030	2.509%	CPI#	Maturity	83,038	—	83,038
Citibank NA	USD	12,000	11/05/2033	2.273%	CPI#	Maturity	1,491,259	—	1,491,259
Citibank NA	USD	70,000	02/15/2035	2.477%	CPI#	Maturity	512,539	—	512,539
Citibank NA	USD	50,000	02/15/2035	2.410%	CPI#	Maturity	655,227	—	655,227
Citibank NA	USD	40,000	02/15/2035	2.456%	CPI#	Maturity	367,251	—	367,251
Citibank NA	USD	15,000	02/15/2035	2.495%	CPI#	Maturity	86,440	—	86,440
Goldman Sachs International	USD	40,000	07/15/2026	2.575%	CPI#	Maturity	179,762	—	179,762
Goldman Sachs International	USD	75,000	07/15/2030	2.413%	CPI#	Maturity	790,948	—	790,948
Goldman Sachs International	USD	18,000	04/15/2032	2.994%	CPI#	Maturity	898,207	—	898,207
Goldman Sachs International	USD	14,000	02/15/2041	2.380%	CPI#	Maturity	940,343	—	940,343
Goldman Sachs International	USD	7,000	02/15/2041	2.413%	CPI#	Maturity	435,039	—	435,039
Goldman Sachs International	USD	21,000	02/15/2046	2.396%	CPI#	Maturity	345,006	—	345,006
Goldman Sachs International	USD	11,500	02/15/2046	2.450%	CPI#	Maturity	93,516	—	93,516
JPMorgan Chase Bank NA	USD	5,000	03/01/2027	2.279%	CPI#	Maturity	623,090	—	623,090
JPMorgan Chase Bank NA	USD	10,000	07/03/2028	2.356%	CPI#	Maturity	1,152,495	—	1,152,495
JPMorgan Chase Bank NA	USD	25,000	11/05/2028	2.234%	CPI#	Maturity	3,217,226	—	3,217,226
JPMorgan Chase Bank NA	USD	18,000	04/17/2030	2.378%	CPI#	Maturity	1,981,907	—	1,981,907
JPMorgan Chase Bank NA	USD	29,000	04/15/2032	2.944%	CPI#	Maturity	1,614,246	—	1,614,246
JPMorgan Chase Bank NA	USD	24,000	11/17/2032	2.183%	CPI#	Maturity	3,454,032	—	3,454,032
JPMorgan Chase Bank NA	USD	28,000	02/15/2045	2.413%	CPI#	Maturity	319,219	—	319,219

							$35,160,439	$—	$35,160,439

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	USD	11,075	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$702,325	$—	$702,325

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2025.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2025, the aggregate market value of these securities amounted to $109,964,374 or 7.5% of net assets.

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.34% of net assets as of July 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II Trust (ARC70 II TRUST) Series 2023 5.00%, 04/01/2065	07/18/2023- 07/01/2025	$5,560,471	$5,223,852	0.36%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.50%, 07/01/2026	06/13/2022	1,038,658	30,600	0.00%
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 6.75%, 07/01/2030	07/21/2022	1,036,663	30,600	0.00%
Illinois Housing Development Authority (Drexel Court & Lake Park East) Series 2024 5.67%, 11/01/2038	10/19/2022	1,190,000	1,125,708	0.08%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana) Series 2019 7.00%, 03/01/2039	03/28/2019	2,195,475	111,000	0.01%
Indiana Finance Authority (Parkview Health System Obligated Group) Series 2024-B 3.762%, 11/01/2046	06/24/2024	1,965,000	1,961,831	0.13%
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 8.75%, 11/01/2032	11/25/2022	1,000,000	1,011,918	0.07%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042	11/25/2022	$1,000,000	$975,326	0.07%
Last Step Recycling LLC (Last Step Recycling LLC) 9.50%, 12/15/2028	03/26/2025- 06/23/2025	372,695	372,695	0.03%
New Hope Cultural Education Facilities Finance Corp. (Dwyer Workforce Development) Series 2023 8.50%, 09/01/2027	02/03/2023	1,180,000	1,181,074	0.08%
Polk County Industrial Development Authority/FL (Mineral Development LLC) Series 2020 5.875%, 01/01/2033	10/23/2020	950,000	522,500	0.04%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040	06/16/2021	1,000,000	110,000	0.01%
West Virginia Economic Development Authority (Wyoming County Coal LLC) Series 2023 9.00%, 06/01/2038	05/31/2023	2,500,000	2,250,000	0.15%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	5,000,000	4,493,851	0.31%

(d)	Defaulted.
(e)	Non-income producing security.
(f)	IO - Interest Only.
(g)	When-Issued or delayed delivery security.
(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2025.
(i)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2025.
(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)	Fair valued by the Adviser.
(l)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(m)	The rate shown represents the 7-day yield as of period end.
(n)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(o)	Affiliated investments.
(p)

As of July 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $70,635,272 and gross unrealized depreciation of investments was $(60,025,354), resulting in net unrealized depreciation of $10,609,918.

As of July 31, 2025, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.4% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

AMT – Alternative Minimum Tax (subject to)

BAM – Build American Mutual

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Corporation

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

AB Municipal Bond Inflation Strategy

July 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$1,334,547,852	$372,695	(a)	$1,334,920,547
Short-Term Municipal Notes	—	58,737,410	—		58,737,410
Commercial Mortgage-Backed Securities	—	16,189,210	—		16,189,210
Corporates - Investment Grade	—	5,762,679	—		5,762,679
Corporates - Non-Investment Grade	—	3,458,574	—		3,458,574
Short-Term Investments	3,788,222	—	—		3,788,222

Total Investments in Securities	3,788,222	1,418,695,725	372,695	(a)	1,422,856,642
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	24,184,377	—		24,184,377
Centrally Cleared Interest Rate Swaps	—	1,939,276	—		1,939,276
Inflation (CPI) Swaps	—	35,453,954	—		35,453,954
Interest Rate Swaps	—	702,325	—		702,325
Liabilities:
Centrally Cleared Credit Default Swaps	—	(1,531,666)	—		(1,531,666)
Centrally Cleared Interest Rate Swaps	—	(2,314)	—		(2,314)
Inflation (CPI) Swaps	—	(293,515)	—		(293,515)

Total	$3,788,222	$1,479,148,162	$372,695	(a)	$1,483,309,079

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2025 is as follows:

Fund	Market Value 10/31/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$33,810	$337,902	$367,924	$3,788	$706